Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans
Gross loans	SFr 288,596	SFr 280,137
of which held at amortized cost	273,723	264,830	SFr 257,515
of which held at fair value	14,873	15,307
Net (unearned income)/deferred expenses	(113)	(106)
Allowance for loan losses	(902)	(882)	(938)	SFr (866)
Net loans	287,581	279,149
Foreign
Loans
Gross loans	128,152	122,441
Switzerland
Loans
Gross loans	160,444	157,696
Corporate and institutional
Loans
Gross loans	134,812	127,840
of which held at amortized cost	119,962	112,553	112,445
Allowance for loan losses	(715)	(662)	(722)	(650)
Corporate and institutional | Real estate
Loans
Gross loans	26,727	26,599
of which held at amortized cost	26,065	26,003
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	85,698	81,670
of which held at amortized cost	79,773	76,025
Corporate and institutional | Financial institutions
Loans
Gross loans	18,494	15,697
of which held at amortized cost	12,939	9,326
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,893	3,874
of which held at amortized cost	1,185	1,199
Consumer
Loans
Gross loans	153,784	152,297
of which held at amortized cost	153,761	152,277	145,070
Allowance for loan losses	(187)	(220)	(216)	(216)
Consumer | Mortgages
Loans
Gross loans	107,845	106,039
of which held at amortized cost	107,845	106,039
Consumer | Loans collateralized by securities
Loans
Gross loans	42,034	42,016
of which held at amortized cost	42,034	42,016
Consumer | Consumer finance
Loans
Gross loans	3,905	4,242
of which held at amortized cost	3,882	4,222
Bank
Loans
Gross loans	293,889	284,224
of which held at amortized cost	279,016	268,917	260,498
of which held at fair value	14,873	15,307
Net (unearned income)/deferred expenses	(113)	(106)
Allowance for loan losses	(901)	(881)	(937)	(865)
Net loans	292,875	283,237
Bank | Foreign
Loans
Gross loans	128,705	122,579
Bank | Switzerland
Loans
Gross loans	165,184	161,645
Bank | Corporate and institutional
Loans
Gross loans	140,105	131,927
of which held at amortized cost	125,255	116,640	115,428
Allowance for loan losses	(714)	(661)	(721)	(649)
Bank | Corporate and institutional | Real estate
Loans
Gross loans	26,727	26,599
of which held at amortized cost	26,065	26,003
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	86,165	81,792
of which held at amortized cost	80,241	76,147
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	23,320	19,662
of which held at amortized cost	17,764	13,291
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,893	3,874
of which held at amortized cost	1,185	1,199
Bank | Consumer
Loans
Gross loans	153,784	152,297
of which held at amortized cost	153,761	152,277	145,070
Allowance for loan losses	(187)	(220)	SFr (216)	SFr (216)
Bank | Consumer | Mortgages
Loans
Gross loans	107,845	106,039
of which held at amortized cost	107,845	106,039
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	42,034	42,016
of which held at amortized cost	42,034	42,016
Bank | Consumer | Consumer finance
Loans
Gross loans	3,905	4,242
of which held at amortized cost	SFr 3,882	SFr 4,222